Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease discount rate	5.00%	5.00%	4.83%
Amortization expenses of right-of-use assets	$ 604,341	$ 615,968	$ 712,844